Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$550,282.48

Principal:
Principal Collections	$8,302,014.55
Prepayments in Full	$3,138,202.53
Liquidation Proceeds	$109,388.64
Recoveries	$16,038.70
Sub Total	$11,565,644.42
Collections	$12,115,926.90

Purchase Amounts:
Purchase Amounts Related to Principal	$284,387.86
Purchase Amounts Related to Interest	$1,955.03
Sub Total	$286,342.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,402,269.79

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,402,269.79
Servicing Fee	$129,853.25	$129,853.25	$0.00	$0.00	$12,272,416.54
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,272,416.54
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,272,416.54
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,272,416.54
Interest - Class A-4 Notes	$62,015.56	$62,015.56	$0.00	$0.00	$12,210,400.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,210,400.98
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$12,155,128.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,155,128.98
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$12,113,236.31
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,113,236.31
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$12,058,402.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,058,402.98
Regular Principal Payment	$11,568,274.47	$11,568,274.47	$0.00	$0.00	$490,128.51
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$490,128.51
Residual Released to Depositor	$0.00	$490,128.51	$0.00	$0.00	$0.00
Total		$12,402,269.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,568,274.47
Total					$11,568,274.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,568,274.47	$114.62	$62,015.56	$0.61	$11,630,290.03	$115.23
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$11,568,274.47	$8.62	$214,013.56	$0.16	$11,782,288.03	$8.78

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$59,534,936.01	0.5898636	$47,966,661.54	0.4752468
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$151,654,936.01	0.1129856	$140,086,661.54	0.1043670

Pool Information
Weighted Average APR	4.360%	4.381%
Weighted Average Remaining Term	21.73	21.01
Number of Receivables Outstanding	18,160	17,504
Pool Balance	$155,823,904.50	$143,836,076.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$151,654,936.01	$140,086,661.54
Pool Factor	0.1142418	0.1054530

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$3,749,414.98
Targeted Overcollateralization Amount	$3,749,414.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,749,414.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$153,834.40
(Recoveries)		102	$16,038.70
Net Loss for Current Collection Period			$137,795.70
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0612%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3741%
Second Preceding Collection Period			0.5661%
Preceding Collection Period			0.3360%
Current Collection Period			1.1036%
Four Month Average (Current and Preceding Three Collection Periods)			0.5949%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,574	$8,964,514.82
(Cumulative Recoveries)			$1,821,366.63
Cumulative Net Loss for All Collection Periods			$7,143,148.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5237%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,959.89
Average Net Loss for Receivables that have experienced a Realized Loss			$1,561.69

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.90%	361	$4,174,709.89
61-90 Days Delinquent	0.30%	33	$436,144.47
91-120 Days Delinquent	0.09%	8	$126,411.19
Over 120 Days Delinquent	0.55%	48	$797,897.80
Total Delinquent Receivables	3.85%	450	$5,535,163.35

Repossession Inventory:
Repossessed in the Current Collection Period		16	$235,797.46
Total Repossessed Inventory		21	$321,087.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5152%
Preceding Collection Period			0.5727%
Current Collection Period			0.5085%
Three Month Average			0.5321%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer